Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

9. Goodwill

During the third quarter of 2024, following completion of the Combination, the Company changed its reportable segments as described in “Note 3. Segment Information”. Concurrent with the change in reportable segments, the Company reassessed its reporting units. The prior year amounts for goodwill by reportable segment have been recast by assigning reporting units to new reportable segments based on location of reporting units. The Company concluded the change in reportable segments was not a triggering event for goodwill impairment.

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and December 31, 2023 are as follows:

		Europe, MEA
	North America	and APAC	LATAM	Total
Balance as of December 31, 2022	$248	$2,335	$139	$2,722
Acquisitions	—	20	(24)	(4)
Translation adjustment	16	89	19	124
Balance as of December 31, 2023	264	2,444	134	2,842
Acquisitions	3,882	94	206	4,182
Translation adjustment	(23)	(141)	(38)	(202)
Balance as of December 31, 2024	$4,123	$2,397	$302	$6,822

Further information on acquisitions is included in “Note 2. Acquisitions”.

During the fourth quarter of fiscal 2024, the Company performed a qualitative impairment test and determined it was more likely than not that the fair value of all reporting units was greater than their carrying amount. Accordingly, the Company concluded that a quantitative impairment test was not necessary, and that goodwill was not impaired.

In connection with the Company’s annual goodwill impairment testing performed during fiscal 2023, the Company elected to bypass the qualitative assessment and proceeded directly to performing the quantitative goodwill impairment test. The Company concluded goodwill was not impaired in fiscal 2023.

In 2022, management reassessed the expected future business performance in Peru as a result of the continued difficult economic conditions and projected cash flows that were lower than expected, giving rise to an impairment charge of $12 million in the LATAM segment.

Accumulated goodwill impairment losses at December 31, 2024 amount to $242 million comprising $198 million in Europe, MEA and APAC and $44 million in LATAM. At December 31, 2023, the accumulated goodwill impairment losses were $264 million comprising $209 million in Europe MEA and APAC and $55 million in LATAM. Movements in the period relate to foreign currency translation adjustments.